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   THE TURKISH INVESTMENT FUND, INC. ANNOUNCES A DELAY OF ITS RIGHTS OFFERING

NEW YORK, May 12, 2006 - The Turkish Investment Fund, Inc. (NYSE: TKF) (the
"Fund") announced today that its recently announced rights offering of its shares of common stock (the "Offering") will be delayed until further notice.

In a press release dated March 17, 2006, the Fund announced the filing of a
Registration Statement with the Securities and Exchange Commission regarding a proposed rights offering to holders of the Fund's common stock. Subsequent to the filing of the Registration Statement, management of the Fund, in conjunction with discussions with the Fund's investment adviser, Morgan Stanley Investment
Management Inc. ("MSIM"), concluded that market conditions were not currently favorable for the commencement of the Offering. The Fund will continue to review market conditions and will make an announcement if it decides to resume the
Offering.

The Fund is a closed-end management investment company seeking to achieve long-term capital appreciation through investment primarily in equity securities of Turkish corporations.

For stockholders seeking more information, please call (888) 378-1568.

MSIM, the Fund's investment adviser, is a wholly-owned subsidiary of Morgan
Stanley. MSIM, with over 400 investment professionals around the world, has more than $442 billion in assets under management or supervision as of February 28,
2006. MSIM offers investment management services to a diverse client base, which includes governments, institutions, corporations and individuals.

Morgan Stanley is a global financial services firm and a market leader in securities, investment management and credit services. With more than 600 offices in 30 countries, Morgan Stanley connects people, ideas and capital to help clients achieve their financial aspirations.

A REGISTRATION STATEMENT RELATING TO THE SECURITIES HAS BEEN FILED WITH THE
SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE
SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME
THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PRESS RELEASE SHALL NOT
CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL
THERE BE ANY SALE OF THE SECURITIES IN ANY STATE IN WHICH SUCH OFFER,
SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION
UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

PLEASE CONSIDER THE INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES OF THE
FUND CAREFULLY BEFORE INVESTING. PLEASE READ THE FUND'S PRELIMINARY PROSPECTUS,
WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR A COPY OF THE
FUND'S PRELIMINARY PROSPECTUS OR FOR ADDITIONAL FUND INFORMATION, INCLUDING THE
FUND'S NET ASSET VALUE PER SHARE AND INFORMATION REGARDING THE INVESTMENTS
COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL (800) 221-6726 OR VISIT THE FUND'S
WEBSITE AT WWW.MORGANSTANLEY.COM/IM.

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Contact: Morgan Stanley Investment Management Inc.
         (800) 221-6726
         For Immediate Release

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